Document and Entity Information	Jan. 06, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001730168
Document Type	8-K
Document Period End Date	Jan. 06, 2021
Entity Registrant Name	Broadcom Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38449
Entity Tax Identification Number	35-2617337
Entity Address, Address Line One	1320 Ridder Park Drive
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95131-2313
City Area Code	(408)
Local Phone Number	433-8000
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	AVGO
Security Exchange Name	NASDAQ
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	8.00% Mandatory Convertible Preferred Stock, Series A, $0.001 par value
Trading Symbol	AVGOP
Security Exchange Name	NASDAQ